Leases (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash payments
Operating cash flows from operating leases	$ (1,035)	$ (148)	$ (337)	$ 4,306
Operating cash flows from finance leases	4,657	2,328	4,657	(2,514)
Financing cash flows from finance leases	$ (111)	$ (333)	$ (444)	$ (444)